Capital management	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Risk Management Abstract
21. Capital management
21.	Capital management

The Company’s objectives when managing capital are to maintain financial flexibility in order to preserve its ability to meet financial obligations and continue as a going concern, and to deploy capital to provide future investment return to its shareholders.

The Company sets the amount and type of capital required relative to its assessment of risk and makes adjustments when necessary to respond to changes to economic conditions, the risk characteristics of the underlying assets, and externally imposed capital requirements. In order to maintain or modify its capital structure, the Company may issue new shares, seek other forms of financing, or sell assets to reduce debt.

The Company manages the following as capital:

	2020	2019
Share capital	106,730	94,500
Deficit	(115,054)	(101,609)
Credit facilities	37,644	76,472
Debentures	43,442	44,039
Convertible debentures	8,751	12,373

There have been no changes in the Company’s capital management objectives, policies and processes during the year. There are certain capital requirements of the Company resulting from the Company’s credit facility that include financial covenants and ratios. Management uses these capital requirements in the decisions made in managing the level and make-up of the Company’s capital structure. The Company was in compliance with all of the financial covenants as at December 31, 2020 and December 31, 2019.

Changes in the share capital of the Company over the year ended December 31, 2020 are mainly attributed to the, conversion of convertible debentures and related interest conversion and the conversion of stock options and RSUs, as disclosed in Note 14 and Note 25, respectively.

Change in the credit facilities of the Company over the year ended December 31, 2020 is primarily related to the repayment and extinguishment of its Credit Facility – Liquid, which held a principal outstanding balance of approximately $28,683 immediately prior to derecognition.